Commissions and fees (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commissions and fees
Lending business	SFr 1,818	SFr 1,578	SFr 1,752
Investment and portfolio management	3,209	3,436	3,734
Other securities business	46	65	94
Fiduciary business	3,255	3,501	3,828
Underwriting	1,364	1,644	1,878
Brokerage	3,028	3,648	3,696
Underwriting and brokerage	4,392	5,292	5,574
Other services	1,627	1,673	1,897
Commissions and fees	11,092	12,044	13,051
Bank
Commissions and fees
Lending business	1,763	1,532	1,711
Investment and portfolio management	3,017	3,319	3,630
Other securities business	60	66	94
Fiduciary business	3,077	3,385	3,724
Underwriting	1,364	1,659	1,911
Brokerage	2,999	3,616	3,669
Underwriting and brokerage	4,363	5,275	5,580
Other services	1,614	1,654	1,872
Commissions and fees	SFr 10,817	SFr 11,846	SFr 12,887